Deposits - Scheduled Maturities of Other Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
2018	$ 190,955
2019	68,714
2020	30,079
2021	10,649
2022	4,572
Other time deposits	$ 304,969	$ 293,078